Derivative Financial Instruments - Summary of Before and After Tax Amounts for the Various Components of Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other comprehensive loss	$ (66)	$ (1,843)	$ (669)	$ 0	$ (2,578)	$ 0
AOCI Attributable to Parent
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Before Tax	(66)				(2,578)
Tax (Expense) Benefit	0				0
Other comprehensive loss	(66)	$ (1,843)	$ (669)		(2,578)
Foreign Currency Contract | Cash Flow Hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Before Tax	(414)				(504)
Tax (Expense) Benefit	0				0
Other comprehensive loss	(414)				(504)
Interest Rate Swap | Cash Flow Hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Before Tax	348				(2,074)
Tax (Expense) Benefit	0				0
Other comprehensive loss	$ 348				$ (2,074)